Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2025				At 31 Dec 2024
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	84,862	27,048	2,535	114,445	87,915	24,557	3,570	116,042
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,904	3,088	1,105	9,097	4,615	3,720	1,082	9,417
Derivatives	832	173,737	2,269	176,838	1,219	195,071	1,882	198,172
Financial investments	32,713	8,202	182	41,097	31,769	7,142	1,079	39,990
Liabilities
Trading liabilities	25,862	13,646	34	39,542	24,713	17,296	624	42,633
Financial liabilities designated at fair value	1,074	35,852	3,038	39,964	1,078	33,403	2,962	37,443
Derivatives	1,443	172,149	2,775	176,367	745	193,982	2,355	197,082

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 Jun 2025				At 31 Dec 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,234	8,209	1,946	12,389	2,365	7,189	2,053	11,607
Derivatives	—	37	—	37	—	29	—	29
Financial investments	2,331	8,870	373	11,574	2,113	4,261	402	6,776
Liabilities
Trading liabilities	—	—	—	—
Financial liabilities designated at fair value	—	10	—	10	—	104	—	104
Derivatives	—	9	—	9	—	15	—	15

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2025
Transfers from Level 1 to Level 2	—	217	—	—	61	—	—
Transfers from Level 2 to Level 1	—	352	—	—	109	—	—

Full year to 31 Dec 2024
Transfers from Level 1 to Level 2	10	320	—	—	84	—	—
Transfers from Level 2 to Level 1	30	577	—	—	54	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	114	1	1,091	—	1,206	—	1	—	1
Asset-backed securities	50	119	—	—	169	—	—	—	—
Structured notes	—	—	—	—	—	—	3,036	—	3,036
Derivatives	—	—	—	2,269	2,269	—	—	2,775	2,775
Other portfolios	18	2,415	14	—	2,447	34	1	—	35
At 30 Jun 2025	182	2,535	1,105	2,269	6,091	34	3,038	2,775	5,847

Private equity including strategic investments	108	1	1,069	—	1,178	—	1	—	1
Asset-backed securities	68	145	—	—	213	—	—	—	—
Structured notes	—	—	—	—	—	—	2,958	—	2,958
Derivatives	—	—	—	1,882	1,882	—	—	2,355	2,355
Other portfolios	903	3,424	13	—	4,340	624	3	—	627
At 31 Dec 2024	1,079	3,570	1,082	1,882	7,613	624	2,962	2,355	5,941

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2025	1,079	3,570	1,082	1,882	624	2,962	2,355
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(2)	(33)	29	737	(15)	(61)	702
– net income from financial instruments held for trading or managed on a fair value basis	—	(33)	—	737	(15)	(61)	702
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	29	—	—	—	—
– gains from financial investments at fair value through other comprehensive income	(2)	—	—	—	—	—	—
Total losses recognised in other comprehensive income	49	(49)	(43)	6	—	41	5
– financial investments: fair value gains	14	—	—	—	—	—	—
– exchange differences	35	(49)	(43)	6	—	41	5
Purchases	83	1,322	67	—	46	—	—
New issuances	—	—	—	—	—	1,617	—
Sales	(37)	(964)	(2)	—	(9)	—	—
Settlements	(21)	(861)	(28)	(450)	(251)	(849)	(288)
Transfers out[1]	(969)	(760)	(7)	(234)	(372)	(845)	(362)
Transfers in	—	310	7	328	11	173	363
At 30 Jun 2025	182	2,535	1,105	2,269	34	3,038	2,775
Unrealised (losses)/gains recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	10	8	700	22	(98)	(1,011)
– trading (expense)/income excluding net interest income	—	10	—	700	22	—	(1,011)
– net income/(expense) from other financial instruments designated at fair value	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	8	—	—	(98)	—

At 1 Jan 2024	907	2,050	2,882	1,823	252	3,958	2,335
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	1	213	(20)	357	210	(1,819)	570
– net income from financial instruments held for trading or managed on a fair value basis	—	213	—	357	210	—	570
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(44)	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	24	—	—	(1,819)	—
– gains from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(17)	(5)	(46)	(2)	—	(35)	(3)
– financial investments: fair value gains	—	—	—	—	—	—	—
– exchange differences	(17)	(5)	(46)	(2)	—	(35)	(3)
Purchases	114	554	229	—	107	—	—
New issuances	—	—	—	—	—	1,686	—
Sales	(20)	(470)	(108)	—	(232)	—	—
Settlements	(185)	(286)	279	85	(298)	352	(88)
Transfers out[1]	(46)	(196)	(6)	(162)	(28)	(585)	(265)
Transfers in	34	242	4	395	91	289	407
At 30 Jun 2024	788	2,102	3,214	2,496	102	3,846	2,956

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(6)	(27)	(2,088)	4	(140)	(204)
– trading (expense)/income excluding net interest income	—	(6)	—	(2,088)	4	—	(204)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(27)	—	—	(140)	—

At 1 Jul 2024	788	2,102	3,214	2,496	102	3,846	2,956
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1)	(31)	33	410	16	1	84
– net income from financial instruments held for trading or managed on a fair value basis	—	(31)	—	410	16	(1,818)	84
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	9	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	24	—	—	1,819	—
– gains from financial investments at fair value through other comprehensive income	(1)	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(8)	8	(38)	(2)	—	(29)	2
– financial investments: fair value gains	7	—	—	—	—	—	—
– exchange differences	(15)	8	(38)	(2)	—	(29)	2
Purchases	913	1,934	218	—	616	—	—
New issuances	—	—	—	—	—	991	—
Sales	(52)	(579)	(301)	—	(2)	—	—
Settlements	(403)	(49)	(2,064)	(695)	(108)	(954)	(242)
Transfers out[1]	(158)	(81)	(11)	(521)	(1)	(1,587)	(810)
Transfers in	—	266	31	194	1	694	365
At 31 Dec 2024	1,079	3,570	1,082	1,882	624	2,962	2,355
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held 31 Dec 2024	—	(33)	50	540	(9)	52	(418)
– trading (expense)/income excluding net interest income	—	(33)	—	540	(9)	—	(418)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	—	23	—	—	(88)	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	27	—	—	140	—
1Financial investments assets include £0.9bn of transfers out relating to enhancement of observability assessments on commercial paper.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	15,803	15,805	14,521	14,523
Loans and advances to customers	78,881	78,878	82,666	81,752
Reverse repurchase agreements – non-trading	68,408	68,410	53,612	53,614
Financial investments – at amortised cost	14,953	15,063	12,226	12,176
Liabilities
Deposits by banks	34,439	34,440	26,515	26,518
Customer accounts	229,804	229,817	242,303	242,320
Repurchase agreements – non-trading	36,832	36,832	40,384	40,385
Debt securities in issue	13,882	13,893	19,461	19,472
Subordinated liabilities	16,297	16,803	16,908	17,267

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	124	124	115	115
Loans and advances to customers	1,448	1,448	769	771
Reverse repurchase agreements – non-trading	—	—	—	—
Financial investments – at amortised cost	—	—	—	—
Liabilities
Deposits by banks	75	75	—	—
Customer accounts	13,332	13,332	4,288	4,288
Repurchase agreements – non-trading	—	—	—	—
Debt securities in issue	—	—	—	—
Subordinated liabilities	—	—	—	—

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2025				At 31 Dec 2024
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	84,862	27,048	2,535	114,445	87,915	24,557	3,570	116,042
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,904	3,088	1,105	9,097	4,615	3,720	1,082	9,417
Derivatives	832	173,737	2,269	176,838	1,219	195,071	1,882	198,172
Financial investments	32,713	8,202	182	41,097	31,769	7,142	1,079	39,990
Liabilities
Trading liabilities	25,862	13,646	34	39,542	24,713	17,296	624	42,633
Financial liabilities designated at fair value	1,074	35,852	3,038	39,964	1,078	33,403	2,962	37,443
Derivatives	1,443	172,149	2,775	176,367	745	193,982	2,355	197,082

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 Jun 2025				At 31 Dec 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,234	8,209	1,946	12,389	2,365	7,189	2,053	11,607
Derivatives	—	37	—	37	—	29	—	29
Financial investments	2,331	8,870	373	11,574	2,113	4,261	402	6,776
Liabilities
Trading liabilities	—	—	—	—
Financial liabilities designated at fair value	—	10	—	10	—	104	—	104
Derivatives	—	9	—	9	—	15	—	15

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2025
Transfers from Level 1 to Level 2	—	217	—	—	61	—	—
Transfers from Level 2 to Level 1	—	352	—	—	109	—	—

Full year to 31 Dec 2024
Transfers from Level 1 to Level 2	10	320	—	—	84	—	—
Transfers from Level 2 to Level 1	30	577	—	—	54	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	114	1	1,091	—	1,206	—	1	—	1
Asset-backed securities	50	119	—	—	169	—	—	—	—
Structured notes	—	—	—	—	—	—	3,036	—	3,036
Derivatives	—	—	—	2,269	2,269	—	—	2,775	2,775
Other portfolios	18	2,415	14	—	2,447	34	1	—	35
At 30 Jun 2025	182	2,535	1,105	2,269	6,091	34	3,038	2,775	5,847

Private equity including strategic investments	108	1	1,069	—	1,178	—	1	—	1
Asset-backed securities	68	145	—	—	213	—	—	—	—
Structured notes	—	—	—	—	—	—	2,958	—	2,958
Derivatives	—	—	—	1,882	1,882	—	—	2,355	2,355
Other portfolios	903	3,424	13	—	4,340	624	3	—	627
At 31 Dec 2024	1,079	3,570	1,082	1,882	7,613	624	2,962	2,355	5,941

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2025	1,079	3,570	1,082	1,882	624	2,962	2,355
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(2)	(33)	29	737	(15)	(61)	702
– net income from financial instruments held for trading or managed on a fair value basis	—	(33)	—	737	(15)	(61)	702
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	29	—	—	—	—
– gains from financial investments at fair value through other comprehensive income	(2)	—	—	—	—	—	—
Total losses recognised in other comprehensive income	49	(49)	(43)	6	—	41	5
– financial investments: fair value gains	14	—	—	—	—	—	—
– exchange differences	35	(49)	(43)	6	—	41	5
Purchases	83	1,322	67	—	46	—	—
New issuances	—	—	—	—	—	1,617	—
Sales	(37)	(964)	(2)	—	(9)	—	—
Settlements	(21)	(861)	(28)	(450)	(251)	(849)	(288)
Transfers out[1]	(969)	(760)	(7)	(234)	(372)	(845)	(362)
Transfers in	—	310	7	328	11	173	363
At 30 Jun 2025	182	2,535	1,105	2,269	34	3,038	2,775
Unrealised (losses)/gains recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	10	8	700	22	(98)	(1,011)
– trading (expense)/income excluding net interest income	—	10	—	700	22	—	(1,011)
– net income/(expense) from other financial instruments designated at fair value	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	8	—	—	(98)	—

At 1 Jan 2024	907	2,050	2,882	1,823	252	3,958	2,335
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	1	213	(20)	357	210	(1,819)	570
– net income from financial instruments held for trading or managed on a fair value basis	—	213	—	357	210	—	570
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(44)	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	24	—	—	(1,819)	—
– gains from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(17)	(5)	(46)	(2)	—	(35)	(3)
– financial investments: fair value gains	—	—	—	—	—	—	—
– exchange differences	(17)	(5)	(46)	(2)	—	(35)	(3)
Purchases	114	554	229	—	107	—	—
New issuances	—	—	—	—	—	1,686	—
Sales	(20)	(470)	(108)	—	(232)	—	—
Settlements	(185)	(286)	279	85	(298)	352	(88)
Transfers out[1]	(46)	(196)	(6)	(162)	(28)	(585)	(265)
Transfers in	34	242	4	395	91	289	407
At 30 Jun 2024	788	2,102	3,214	2,496	102	3,846	2,956

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(6)	(27)	(2,088)	4	(140)	(204)
– trading (expense)/income excluding net interest income	—	(6)	—	(2,088)	4	—	(204)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(27)	—	—	(140)	—

At 1 Jul 2024	788	2,102	3,214	2,496	102	3,846	2,956
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1)	(31)	33	410	16	1	84
– net income from financial instruments held for trading or managed on a fair value basis	—	(31)	—	410	16	(1,818)	84
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	9	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	24	—	—	1,819	—
– gains from financial investments at fair value through other comprehensive income	(1)	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(8)	8	(38)	(2)	—	(29)	2
– financial investments: fair value gains	7	—	—	—	—	—	—
– exchange differences	(15)	8	(38)	(2)	—	(29)	2
Purchases	913	1,934	218	—	616	—	—
New issuances	—	—	—	—	—	991	—
Sales	(52)	(579)	(301)	—	(2)	—	—
Settlements	(403)	(49)	(2,064)	(695)	(108)	(954)	(242)
Transfers out[1]	(158)	(81)	(11)	(521)	(1)	(1,587)	(810)
Transfers in	—	266	31	194	1	694	365
At 31 Dec 2024	1,079	3,570	1,082	1,882	624	2,962	2,355
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held 31 Dec 2024	—	(33)	50	540	(9)	52	(418)
– trading (expense)/income excluding net interest income	—	(33)	—	540	(9)	—	(418)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	—	23	—	—	(88)	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	27	—	—	140	—
1Financial investments assets include £0.9bn of transfers out relating to enhancement of observability assessments on commercial paper.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	15,803	15,805	14,521	14,523
Loans and advances to customers	78,881	78,878	82,666	81,752
Reverse repurchase agreements – non-trading	68,408	68,410	53,612	53,614
Financial investments – at amortised cost	14,953	15,063	12,226	12,176
Liabilities
Deposits by banks	34,439	34,440	26,515	26,518
Customer accounts	229,804	229,817	242,303	242,320
Repurchase agreements – non-trading	36,832	36,832	40,384	40,385
Debt securities in issue	13,882	13,893	19,461	19,472
Subordinated liabilities	16,297	16,803	16,908	17,267

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	124	124	115	115
Loans and advances to customers	1,448	1,448	769	771
Reverse repurchase agreements – non-trading	—	—	—	—
Financial investments – at amortised cost	—	—	—	—
Liabilities
Deposits by banks	75	75	—	—
Customer accounts	13,332	13,332	4,288	4,288
Repurchase agreements – non-trading	—	—	—	—
Debt securities in issue	—	—	—	—
Subordinated liabilities	—	—	—	—